Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation – Interim Financial Information

Basis of Presentation – Interim Financial Information

The Company has historically operated as part of the Parent and not as a standalone company. The accompanying condensed carve-out financial statements (the “carve-out financial statements”) represent the historical operations of the Parent’s BIVI201 activities and have been derived from the Parent’s historical accounting records. The Company’s carve-out financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.

The carve-out financial statements may not be indicative of what the carve-out business would have been as a stand-alone entity. The carve-out financial statements include the assets, liabilities, and expenses based on our legal entity structure as well as direct and indirect costs that are attributable to our operations. Indirect costs are the costs of support functions that are partially provided on a centralized basis by Parent, which include finance, human resources, benefits administration, procurement support, information technology, legal, corporate governance, and other professional services. Indirect costs have been allocated to the Company for the purposes of preparing the carve-out financial statements based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method, primarily based on individuals identified that contributed to the Company’s operations or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by us during the periods presented, depending on the nature of the services received.

The information included in this report should be read in conjunction with the Company's audited carve-out financial statements as of and for the year ended June 30, 2025. The condensed balance sheet as of June 30, 2025 has been derived from the audited financial statements of the Company, but does not include all of the disclosures required by GAAP. During the six months ended December 31, 2025, there were no changes to the Company's significant accounting policies as described in the Company's audited carve-out financial statements as of and for the year ended June 30, 2025.

Basis of Presentation

The Company has historically operated as part of the Parent and not as a standalone company. The accompanying carve-out financial statements represent the historical operations of the Parent’s BIVI201 activities and have been derived from the Parent’s historical accounting records. The Company’s carve-out financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented. The carve-out financial statements may not be indicative of what the carve-out business would have been as a stand-alone entity. The carve-out financial statements include the assets, liabilities, and expenses based on our legal entity structure as well as direct and indirect costs that are attributable to our operations. Indirect costs are the costs of support functions that are partially provided on a centralized basis by BioVie, which include finance, human resources, benefits administration, procurement support, information technology, legal, corporate governance, and other professional services. Indirect costs have been allocated to us for the purposes of preparing the carve-out financial statements based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method, primarily based on individuals identified that contributed to the Company’s operations or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by us during the periods presented, depending on the nature of the services received.

Use of Estimates

Use of Estimates

The preparation of carve-out financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances. The amounts of assets and liabilities reported in the Company’s balance sheets and the amounts of expenses reported for each of the periods presented in the statements of operations are affected by estimates and assumptions, which are used for, but not limited to, accounting for clinical accruals, the inputs used in the valuation of goodwill and intangible assets in connection with impairment testing and the allocation of indirect expenses. Actual results could differ from those estimates.

Use of Estimates

The preparation of carve-out financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances. The amounts of assets and liabilities reported in the Company’s balance sheets and the amounts of expenses reported for each of the periods presented in the statements of operations are affected by estimates and assumptions, which are used for, but not limited to, accounting for clinical accruals, the inputs used in the valuation of goodwill and intangible assets in connection with impairment testing and the allocation of indirect expenses. Actual results could differ from those estimates.

Research and Development

Research and Development

Research and development expenses consist primarily of costs associated with the clinical trial of the BIV201 drug candidate, compensation for third party contractors, consultants and personal, Chemistry, Manufacturing and Controls (“CMC”) and other expenses for research and development.

When accruing research and development expenses, the Company estimated the time period over which services will be performed and the level of effort to be expended for the period, and the progress of the study.

Research and Development

Research and development expenses consist primarily of costs associated with the clinical trial of the BIV201 drug candidate, compensation for third party contractors, consultants and personal, Chemistry, Manufacturing and Controls and other expenses for research and development.

When accruing research and development expenses, the Company estimated the time period over which services will be performed and the level of effort to be expended for the period, and the progress of the study. Historically, the estimated accrued research and development expenses have approximated the actual expense incurred.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses represent salaries, benefits and other personnel-related costs, including stock-based compensation of approximately $81,600 and $138,000 for the years ended June 30, 2025 and 2024, respectively, and professional and legal fees.

Deferred offering costs

Deferred offering costs

Deferred offering cost represent legal and other fees directly related to the cost of issuance of the common stock from the anticipated capital raise and will be offset against the gross proceeds of the raise upon the close.

Deferred offering costs

Deferred offering costs represent legal and other fees directly related to the cost of issuance of common stock from the anticipated capital raise and will be offset against the gross proceeds of the raise upon the close.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill and intangible assets resulted from the Parent’s purchase of LAT Pharma. On April 11, 2016, the Parent entered into and consummated an Agreement and Plan of Merger (the “Merger Agreement”), with LAT Acquisition Corp., a Nevada corporation and wholly-owned subsidiary of the Parent (“Acquisition”) and LAT Pharma, LLC an Illinois limited liability company (“LAT”). Pursuant to the terms of the Merger Agreement, Acquisition merged with and into LAT in a statutory triangular merger (the “Merger”) with LAT surviving as a wholly-owned subsidiary of the Parent. Following the merger, the Parent continued to development the low dose continuous infusion of Terlipressin known as BIV201 and has completed two phase 2 clinical studies. The Parent did not recognize any impairments of goodwill or the acquired intellectual properties.

The Company’s impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to its one reporting unit, which is performed at least annually, or more frequently if an event or other circumstance indicates that the Company may not be able to recover the carrying amounts of the net assets of the reporting unit. The Company may use various approaches including an asset or cost approach, market approach or income approach or any combination thereof to determine the fair value of the reporting unit. The estimates and assumptions used are reviewed periodically and are typically developed as part of the Company’s routine business planning and forecasting process. While the Company believes its estimates and assumptions are reasonable, variations from those estimates could produce materially different results.

Goodwill and Intangible Assets

Goodwill and intangible assets resulted from the Parent’s purchase of LAT Pharma. On April 11, 2016, the Parent entered into and consummated the LAT Pharma Agreement. Pursuant to the terms of the LAT Pharma Agreement, LAT Acquisition merged with and into LAT Pharma in a statutory triangular merger (the “Merger”) with LAT Pharma surviving as a wholly-owned subsidiary of the Parent. Following the merger, the Parent continued to development the low dose continuous infusion of Terlipressin known as BIV201 and has completed two Phase 2 clinical studies. The Parent did not recognize any impairments of goodwill or the acquired intellectual properties. The Company recorded the goodwill and intangible assets at the Parent’s amortized cost as of July 1, 2023.

The Company’s impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to its one reporting unit, which is performed at least annually, or more frequently if an event or other circumstance indicates that the Company may not be able to recover the carrying amounts of the net assets of the reporting unit. The Company may use various approaches including an asset or cost approach, market approach or income approach or any combination thereof to determine the fair value of the reporting unit. The estimates and assumptions used are reviewed periodically and are typically developed as part of the Company’s routine business planning and forecasting process. While the Company believes its estimates and assumptions are reasonable, variations from those estimates could produce materially different results.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.

If the carrying amount of an asset exceeds its undiscounted estimated future cash flows, an impairment review is performed. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Generally, fair value is determined using valuation techniques such as expected discounted cash flows or appraisals, as appropriate. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated or amortized. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Impairment of Long-Lived Assets

Long-lived assets, including intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.

If the carrying amount of an asset exceeds its undiscounted estimated future cash flows, an impairment review is performed. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Generally, fair value is determined using valuation techniques such as expected discounted cash flows or appraisals, as appropriate. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell and are no longer depreciated or amortized. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Income Taxes

Income Taxes

The financial data included in the accompanying carve-out financial statements was derived from the general ledger of the Parent as of and for the six months ended December 31, 2025 and 2024. As such, all income taxes were reported in the Parent’s consolidated financial statements and tax returns and are excluded from these carve-out financial statements. The Company will provide for income taxes on a separate company basis and will continue to be a part of the Parent’s consolidated tax return.

The Company uses the asset and liability method of accounting for deferred income taxes. Deferred income taxes are measured by applying enacted statutory rates to net operating loss carryforwards and to the differences between the financial reporting and tax bases of assets and liabilities. Deferred tax assets are reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes uncertainty in income taxes in the financial statements using a recognition threshold and measurement attribute of a tax position taken or expected to be taken in a tax return. The Company applies the “more-likely-than-not” recognition threshold to all tax positions, commencing at the inception date of the Company which resulted in no unrecognized tax benefits as of such date. Additionally, there have been no material unrecognized tax benefits subsequent to adoption.

Income Taxes

The financial data included in the accompanying carve-out financial statements was derived from the general ledger of the Parent as of and for the years ended June 30, 2025 and 2024. As such, all income taxes were reported in the Parent’s consolidated financial statements and tax returns and are excluded from these carve-out financial statements. The Company will provide for income taxes on a separate company basis and will continue to be a part of the Parent’s consolidated tax return.

The Company uses the asset and liability method of accounting for deferred income taxes. Deferred income taxes are measured by applying enacted statutory rates to net operating loss carryforwards and to the differences between the financial reporting and tax bases of assets and liabilities. Deferred tax assets are reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes uncertainty in income taxes in the financial statements using a recognition threshold and measurement attribute of a tax position taken or expected to be taken in a tax return. The Company applies the “more-likely-than-not” recognition threshold to all tax positions, commencing at the inception date of the Company which resulted in no unrecognized tax benefits as of such date. Additionally, there have been no material unrecognized tax benefits subsequent to adoption.

Segment Reporting

Segment Reporting

Upon commencement of operations on the effective date of the IPO, the Company will operate as one operating segment with a focus on its efforts to develop drug therapies for advanced liver disease. The Company's Chief Executive Officer (“CEO”), as the chief operating decision maker, will manage and allocate resources to the operations of the Company based on the line items included within these financial statements and segment performance will be evaluated based on net loss. This will enable the CEO to assess the overall level of available resources and determine how best to deploy these resources across functions, clinical trials, and development projects in line with the long-term company-wide strategic goals. The measurement of segment assets is reported on the carve-out balance sheet as total assets.

Segment Reporting

Upon commencement of operations on the effective date of the IPO, the Company will operate as one operating segment with a focus on its efforts to develop drug therapies for advanced liver disease. The Company's Chief Executive Officer (“CEO”), as the chief operating decision maker, will manage and allocate resources to the operations of the Company based on the line items included within these financial statements and segment performance will be evaluated based on net loss. This will enable the CEO to assess the overall level of available resources and determine how best to deploy these resources across functions, clinical trials, and development projects in line with the long-term company-wide strategic goals. The measurement of segment assets is reported on the carve-out balance sheet as total assets.

Emerging Growth Company Status

Emerging Growth Company Status

The Company intends to operate as an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards as of effective dates for private companies. The Company historically operated as part of BioVie and adopted new accounting pronouncements using the same timeline as BioVie. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Emerging Growth Company Status

The Company intends to operate as an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards as of effective dates for private companies. The Company historically operated as part of BioVie and adopted new accounting pronouncements using the same timeline as BioVie. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBs Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”).

In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvements in Income Tax Disclosures" to enhance the transparency and decision usefulness of income tax disclosures. This amendment requires public companies to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, under the amendment entities are required to disclose the amount of income taxes paid disaggregated by federal, state and foreign taxes, as well as disaggregated by material individual jurisdictions. Finally, the amendment requires entities to disclose income from continuing operations before income tax expense disaggregated between domestic and foreign and income tax expense from continuing operations disaggregated by federal, state and foreign. The new rules are effective for annual periods beginning after December 15, 2024. The standard is not expected to have a material impact to the Company’s financial statements or disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”), which will require additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard will be effective for public companies for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 on its financial statements and disclosures.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”).

ASU 2023-07: Segment Reporting Topic 280 - Improvements to Reportable Segment Disclosures. This update requires expanded annual and interim disclosures for significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss. This update is effective for fiscal years beginning after December 15, 2023. The Company adopted ASU 2023-07 in the current fiscal year.

In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvements in Income Tax Disclosures" to enhance the transparency and decision usefulness of income tax disclosures. This amendment requires public companies to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, under the amendment entities are required to disclose the amount of income taxes paid disaggregated by federal, state and foreign taxes, as well as disaggregated by material individual jurisdictions. Finally, the amendment requires entities to disclose income from continuing operations before income tax expense disaggregated between domestic and foreign and income tax expense from continuing operations disaggregated by federal, state and foreign. The new rules are effective for annual periods beginning after December 15, 2024. The standard will be adopted on a prospective basis and is not expected to have a material impact to the Company’s financial statements or disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”), which will require additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard will be effective for public companies for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 on its financial statements and disclosures.

General and Administrative Expenses	General and Administrative Expenses General and administrative expenses represent salaries, benefits, and other personnel-related costs and professional and legal fees.